Shareholder Report, Line Graph (Details) 194035_Innovator International Developed 10 Buffer ETF - Quarterly_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jun. 28, 2024	Oct. 31, 2025
Innovator International Developed 10 Buffer ETF™ - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator International Developed 10 Buffer ETF - Quarterly NAV
Accumulated Value	$ 10,145	$ 10,000	$ 11,444
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Net (USD)
Accumulated Value	10,143	10,000	$ 12,479
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Price (USD)
Accumulated Value	$ 10,079	$ 10,000	$ 12,086